UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ] ; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: AMI Asset Management Corporation
Address: 10866 Wilshire Blvd. Ste 770 Los Angeles, CA  90024
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this report on Behalf of Reporting Manager:

Name:Mattew Humiston
Title: COO
Phone: 310-446-2736

Signature,		Place,			and Date of Signing
Matthew Humiston	Los Angeles, CA		July 16, 2007

Report Type (Check only one):
[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 43 Data Records

Form 13F Information Table Value Total: $251,392


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is files, other than the manager filing this report.

NONE
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	FORM 13F INFORMATION TABLE

                                                                                              Voting Authority

                                                          Value      Shares/   Sh/Put   Invstm   Other
Name of Issuer             Title of class  CUSIP          (x$1000)   Prn Amt   PrnCall  Dscret   Managers     Sole      SharedNone


3M COMPANY                       COM       88579y101        13062    150500SH    Sole                         150500
ABAXIS INC COM                   COM       002567105         2304    110435SH    Sole                  	      110435
AFLAC INC COM                    COM       001055102         2300     44750SH    Sole                         44750
ALLERGAN INC                     COM       018490102        12270    212870SH    Sole                         212870
ALTRIA GROUP                     COM       718154107          284      4050SH    Sole                         4050
AMGEN INC                        COM       031162100         3939     71250SH    Sole                         71250
APACHE CORP                      COM       037411105         1787     21900SH    Sole                         21900
APPLE COMPUTER INC COM           COM       037833100         6619     54240SH    Sole                         54240
AUTOMATIC DATA PROCESSING        COM       053015103         4847    100000SH    Sole                         100000
BARD CR INC                      COM       067383109         9709    117500SH    Sole                         117500
BECTON DICKINSON & CO            COM       075887109         9111    122300SH    Sole                         122300
BROWN FORMAN CORP                COM       115637209         6738     92200SH    Sole                         92200
CALWEST BANCORP                  COM       13169q102         452      39096SH    Sole                         39095
CEPHALON INC COM                 COM       156708109         9012    112100SH    Sole                         112100
CHARLES SCHWAB INC               COM       808513105         7151    348475SH    Sole                         348475
CHATTEM INC                      COM       162456107         1724     27200SH    Sole                         27200
CHURCH & DWIGHT INC COM          COM       171340102        18946    390955SH    Sole                         390955
CISCO SYS INC                    COM       17275R102         2910    104500SH    Sole                         104500
CITY NATL CORP COM               COM       178566105         7721    101470SH    Sole                         101470
EBAY INC COM                     COM       278642103         6638    206280SH    Sole                         206280
ECOLAB INC                       COM       278865100         4234     99150SH    Sole                         99150
EXXON MOBIL CORP                 COM       30231G102          243      2900SH    Sole                         2900
HAIN CELESTIAL GRP INC COM       COM       405217100         7241    266800SH    Sole                         266800
HEALTHCARE SVCS GP INC COM       COM       421906108         4334    146925SH    Sole                         146925
HEINZ H J CO COM                 COM       423074103         7009    147650SH    Sole                         147650
IDEXX LABS                       COM       45168d104         4254     44950SH    Sole                         44950
INTERNATIONAL GAME TEC COM       COM       459902102         4685    118000SH    Sole                         118000
JOHNSON & JOHNSON                COM       46612J101          265      4300SH    Sole                         4300
LOGITECH INTL S A SPONSORED AD   COM       541419107         7973    302110SH    Sole                         302110
PEPSICO INC                      COM       713448108        14141    218050SH    Sole                         218050
PROCTER & GAMBLE CO              COM       742718109         9222    150710SH    Sole                         150710
QUALCOMM INC COM                 COM       747525103         7193    165785SH    Sole                         165785
RESMED INC COM                   COM       761152107         1657     40150SH    Sole                         40150
SCHERING PLOUGH CORP COM         COM       806605101         1584     52050SH    Sole                         52050
SOUTHERN CO COM                  COM       842587107         3102     90450SH    Sole                         90450
STARBUCKS CORP                   COM       855244109         8847    337170SH    Sole                         337170
TEVA PHARMACEUTICAL INDS         COM       881624209        15007    363815SH    Sole                         363815
UNITED PARCEL SERVICE CL B       COM       911312106         5621     77000SH    Sole                         77000
WEST COAST BANCORP /OR/          COM       952145100         2905     95600SH    Sole                         95600
WHOLE FOODS MKT INC COM          COM       966837106         2784     72700SH    Sole                         72700
WM WRIGLEY JR CO                 COM       982526105         6034    109100SH    Sole                         109100
WMS INDS INC COM                 COM       929297109         5520    191262SH    Sole                         191262
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